Document and Entity Information	Jun. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2024
Entity File Number	001-41827
Entity Registrant Name	MEI Pharma, Inc.
Entity Central Index Key	0001262104
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0407811
Entity Address, Address Line One	11455 EL CAMINO REAL
Entity Address, Address Line Two	SUITE 250
Entity Address, City or Town	SAN DIEGO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	369-7100
Title of 12(b) Security	Common Stock, $0.00000002 par value
Trading Symbol	MEIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false